Statements of Changes in Net Assets Available for Benefits - SAP America, Inc. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 1,027,979,942	$ 895,549,194
Interest and dividend income	268,755,910	237,758,869
Total investment income	1,296,735,852	1,133,308,063
Interest income from notes receivable from participants	3,058,191	2,699,014
Contributions:
Employer	116,520,917	115,447,958
Participant	291,010,358	303,956,027
Rollovers and other	36,092,829	30,623,575
Total contributions	443,624,104	450,027,560
Total additions	1,743,418,147	1,586,034,637
Deductions from net assets attributed to:
Benefits paid to participants	668,254,447	974,187,390
Administrative expenses	4,406,346	4,290,025
Total deductions	672,660,793	978,477,415
Increase before transfers	1,070,757,354	607,557,222
Net transfer into the Plan	7,434,183	0
Net increase	1,078,191,537	607,557,222
Net assets available for benefits:
Beginning of year	8,142,834,839	7,535,277,617
End of year	$ 9,221,026,376	$ 8,142,834,839